LONG TERM DEBT - Amendments to Long Term Debt Narrative (Details) CAD in Millions			3 Months Ended										12 Months Ended
	Oct. 12, 2017 CAD	Oct. 12, 2017 USD ($)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017 CAD	Sep. 30, 2017	Dec. 31, 2017 CAD		Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures													CAD 126.6	[1]	CAD 0.0
Loss on extinguishment of debt													56.7	[1],[2]	CAD 0.0
Borrowing costs incurred													55.2
Unamortized issuance costs													CAD 1.5
Interest ratio coverage			4.0	1.23	1.19	1.13	1.01	1.03	0.68	0.75	0.77	4.0	0.77
Senior debt to adjusted EBITDA ratio											3.5		3.5			3.5
Debt to book capitalization ratio													55.00%
Interest coverage ratio, actual											1.6		1.6			1.6
265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	CAD 15.0	$ 265,000,000
Face value | $																$ 265,000,000
Cdn dollar term notes
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	115.4
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate			3.00%								2.00%		2.00%			2.00%
Amendment fee											0.50%		0.50%			0.50%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate											2.00%		2.00%			2.00%
Amendment fee											0.50%		0.50%			0.50%
Credit facility, maximum borrowing capacity											CAD 330.0		CAD 330.0
Demand Operating Facility
Disclosure of detailed information about borrowings [line items]
Credit facility eliminated	50.0
Swan Hills assets | Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	CAD 330.0

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.